Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Feb. 28, 2016	Apr. 30, 2015	Aug. 31, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Interest expense incurred				$ 588	$ 818	$ 519
Interest income earned				810	1,015	$ 1,051
Changyou [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Expected credit loss				2,400
Loans payable to related parities				34,100	33,500
Loans receivable from related parities				34,100	33,300
Interest expense incurred				600	800
Interest income earned				$ 800	$ 1,000
Sohu [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Investment amount in period	$ 10,500	$ 16,100	$ 4,800